China Unicom (Hong Kong) Limited (Parent Company) - Condensed Statements of Comprehensive Income (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Disclosure of parent company financial statements [Line Items]
Revenue	¥ 290,515	$ 41,730	¥ 290,877	$ 0	¥ 274,829
Interest income	1,272	183	1,712		1,647
Finance costs	(2,123)	(305)	(1,625)		(5,734)
Other income-net	1,735		783		1,280
Income before income tax	14,167	2,035	13,081		2,593
Income tax expenses	(2,795)	(402)	(2,824)		(743)
Net income	11,372	1,633	10,257		1,850
Other comprehensive income:
Change in fair value of financial assets through other comprehensive income-net	(581)	(84)	(381)		(58)
Total comprehensive income for the year	10,871	1,561	10,012		1,620
Parent Company [Member]
Disclosure of parent company financial statements [Line Items]
Revenue	0	0			6
Dividend income	14,697	2,111	3,296		1,441
General and administrative expenses	(49)	(7)	(61)		(67)
Interest income	407	59	535		1,192
Finance costs	100	14	80		(1,647)
Other income-net	8	1	1		1
Income before income tax	15,163	2,178	3,851		926
Income tax expenses	(57)	(8)	(20)		(20)
Net income	15,106	2,170	3,831		906
Other comprehensive income:
Change in fair value of financial assets through other comprehensive income-net	(573)	(82)	(372)		(68)
Total comprehensive income for the year	¥ 14,533	$ 2,088	¥ 3,459		¥ 838